HEDGE ACCOUNTING - Cash flow hedges (Details) $ in Millions	Dec. 31, 2019 COP ($) item	Dec. 31, 2018 COP ($) item
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Fair value	$ (166,598)	$ (30,138)
Cash flow hedges
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Income in U.S. dollars forecasted	$ 92,611	$ 120,265
Notional amount contracts forward U.S. dollars | item	92,611	120,265
% hedged	100.00%	100.00%
Fair value	$ (874)	$ (13,414)
# of contracts | item	158	1,470